Cost of Sales (Details Textual)	12 Months Ended
Dec. 31, 2019
Cost of Sales (Textual)
Tax and surcharges, description	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).